INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2025
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

15. INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

The Group’s chief operating decision maker (“CODM”) is the management committee, consisting of the Group’s Chief Executive Officer and Chief Operating Officer. The Group has determined its operating segments based on how the CODM manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Group’s CODM evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation and amortization, adjusted for other non-recurring items (“Adjusted EBITDA”).

In 2025, following the completion of the Toloka investment transaction (Note 3), the Group introduced the following changes to its operating segments compared to those presented within the notes to the consolidated financial statements for the year ended December 31, 2024, in order to reflect the new operational structure of the retained businesses:

●	Toloka operating segment previously reported was reclassified into the results of discontinued operations.

This change has been applied retroactively to all periods presented. Reportable segments derive revenues from the following services:

●	Our primary business, Nebius, delivers a unified full-stack AI cloud platform that spans the complete AI journey – from compute capacity to software and services that enable fast and efficient AI application deployment and inference at scale;
●	Avride is a developer of autonomous driving technology for self-driving vehicles and delivery robots; and
●	TripleTen is a leading edtech platform focused on re-skilling individuals for careers in technology.

Operating segments of the Group may integrate products managed by other operating segments into their services, for which they pay compensation. Such compensation represents intersegment transactions, which are included in revenues of the reportable segments presented below. The Group considers it to be impracticable to separately present intersegment transactions for each reportable segment as such information is not readily available and is not presented to the CODM. The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets are not reviewed by the CODM, while capital expenditures are evaluated for cash flow management.

The table below presents Revenue, Adjusted EBITDA loss, and expense information about the Group’s operating segments:

	Year ended December 31,
	2023	2024	2025
Revenues:
Nebius	9.6	68.3	480.3
Avride	—	0.3	1.3
TripleTen	8.2	28.8	54.1
Total segment revenues	17.8	97.4	535.7
Eliminations	(8.0)	(5.9)	(5.9)
Total revenues	9.8	91.5	529.8
Adjusted EBITDA:
Nebius	(134.1)	(128.5)	59.0
Avride	(69.6)	(67.0)	(82.7)
TripleTen	(37.0)	(30.8)	(41.2)
Total segment adjusted EBITDA loss	(240.7)	(226.3)	(64.9)
Significant segment expenses:
Nebius:
Employee compensation expenses	107.1	136.3	195.0
Corporate Functions Expenses (excl. personnel costs)	17.2	24.4	71.9
Other costs and expenses	19.4	36.1	154.4
Total Nebius costs and expenses	143.7	196.8	421.3
Avride:
Employee compensation expenses	48.1	46.9	53.6
Other costs and expenses	21.5	20.4	30.4
Total Avride costs and expenses	69.6	67.3	84.0
TripleTen:
Employee compensation expenses	21.6	26.4	38.2
Other costs and expenses	23.6	33.2	57.1
Total TripleTen costs and expenses	45.2	59.6	95.3

Employee compensation expenses include the costs of both employees directly involved in activities of reporting segments, as well as allocated personnel expenses related to corporate back-office operations; expenses of other corporate functions primarily benefit the Nebius reporting segment as the Group’s core business and are allocated to that segment. Other costs and expenses of all reporting segments include marketing and advertising activities, as well as allocated office utilities costs. In addition, Nebius other cost and expenses include costs of operation and co-location of data center facilities and the electricity, utility and maintenance costs in data centers.

The Group accounts for intersegment revenue at fair value as if the sales were to third parties. While intercompany transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses recognized by the segment that is counterparty to the transaction) are eliminated in consolidation, and therefore, do not themselves impact consolidated results.

The reconciliation between adjusted EBITDA and income/(loss) before income tax expense was as follows:

	2023	2024	2025
Total segment adjusted EBITDA loss	(240.7)	(226.3)	(64.9)
Depreciation and amortization	(29.3)	(77.1)	(417.9)
Certain SBC expense	(12.9)	(44.1)	(83.2)
One-off restructuring and other expenses	(2.8)	(52.1)	(45.7)
Interest income	3.3	63.6	31.8
Interest expense	—	—	(61.5)
Income / (loss) from equity method investments	(10.9)	0.4	(24.3)
Gain from revaluation of investment in equity securities	—	—	598.9
Other income / (loss), net	(3.7)	(17.4)	80.6
Net income / (loss) before income taxes	(297.0)	(353.0)	13.8

The Group’s long-lived assets are allocated based on the country of incorporation of the subsidiary with the title of ownership. The following table presents long-lived assets by geographic area, which includes property and equipment, net, intangibles assets, net and operating lease assets:

	2024	2025
Long-lived assets:
United States	71.0	2,994.0
The Netherlands	764.5	2,558.8
Israel	3.4	281.7
Finland	52.3	253.6
Rest of the world	5.2	403.7
Total long-lived assets	896.4	6,491.8

Revenue by geographic area is presented based on the location of the customer as specified in the Group’s contractual arrangements. The following table summarizes revenue by geographic region:

	2023	2024	2025
Revenue
United States	5.4	41.1	340.1
United Kingdom	—	25.0	137.5
Rest of the world	4.4	25.4	52.2
Total revenue	9.8	91.5	529.8

Revenue derived from customers located in the Netherlands is not material to the Group.